Amounts receivable (Details 1) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Other receivables	$ 1,958	$ 3,140
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	389	573
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	916	1,055
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 653	$ 1,512